Operating Subsidiaries (Operating Subsidiaries) (Details)	Dec. 31, 2010
Kookmin Bank [Member] | Korea [Member]
Equity method investment, ownership percentage	100.00%
KB Investments and Securities Co., Ltd. [Member] | Korea [Member]
Equity method investment, ownership percentage	100.00%
KB Asset Management Co., Ltd. [Member] | Korea [Member]
Equity method investment, ownership percentage	100.00%
Powernet Technologies Corporation [Member] | Korea [Member]
Equity method investment, ownership percentage	92.64%	[1],[2]
Korea [Member] | KB Real Estate Trust Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Korea [Member] | KB Investment Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Korea [Member] | KB Futures Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Korea [Member] | KB Credit Information Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Korea [Member] | KB Data Systems Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Hong Kong [Member] | Kookmin Bank Hong Kong Ltd. [Member]
Equity method investment, ownership percentage	100.00%	[3]
Hong Kong [Member] | KB Investment & Securities Hong Kong Ltd [Member]
Equity method investment, ownership percentage	100.00%	[4]
United Kingdom [Member] | Kookmin Bank Int' l Ltd. [Member]
Equity method investment, ownership percentage	100.00%	[3]
Cambodia [Member] | Kookmin Bank Cambodia PLC. [Member]
Equity method investment, ownership percentage	53.19%	[3],[5]

[1]	Indicates percentage of ownership by Chungkang Co., Ltd. that is wholly-owned by KB-Glennwood Private Equity Fund No. 1 of which KB Investment & Securities Co., Ltd. owns 0.03% of the shares.
[2]	Powernet Technologies Corporation. newly became a subsidiary of the Company in 2010.
[3]	Indicates percentage of ownership by Kookmin Bank.
[4]	Indicates percentage of ownership by KB Investment & Securities Co., Ltd.
[5]	Kookmin Bank Cambodia PLC. newly became a subsidiary of the Company in 2009.